Nature of Operations and Continuance of Business (Details Narrative) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficiency	$ 47,182	$ 247,263
Deficit accumulated during the development stage	$ 636,444	$ 392,598	$ 250,249